SUBSEQUENT EVENTS - dividend to shareholders (Details) - $ / shares	Nov. 22, 2021	Nov. 11, 2021
Subsequent event
Subsequent Event [Line Items]
Dividends per share declared	$ 0.32	$ 0.08